Statement of Cash Flows - Summary of Significant Non-cash Activities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Transfer from construction-in-progress to other assets
Non Cash Transactions [Line Items]
Non-cash transactions	₩ 13,723,972	₩ 12,902,589	₩ 10,189,527
Recognition of asset retirement cost and related provision for decommissioning costs
Non Cash Transactions [Line Items]
Non-cash transactions	3,497,866	2,356,805	895,507
Transfer from provision for disposal of spent nuclear fuel to accrued expenses
Non Cash Transactions [Line Items]
Non-cash transactions	417,687	455,401	395,921
Transfer from long-term borrowings and debt securities to current portion of long-term borrowings and debt securities
Non Cash Transactions [Line Items]
Non-cash transactions	13,838,578	11,109,271	9,237,883
Transfer from inventory to stored nuclear fuel
Non Cash Transactions [Line Items]
Non-cash transactions	738,720	908,842	1,055,974
Transfer of right-of-use assets due to change in accounting policy and others
Non Cash Transactions [Line Items]
Non-cash transactions	₩ 197,016	₩ 78,213	₩ 291,334